Income Taxes - Current and Noncurrent Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Deferred income taxes	$ (347,562)	$ (223,934)	$ (198,377)
Other assets, net
Income Tax Contingency [Line Items]
Noncurrent deferred tax assets (Included in Other, a component of Other assets, net)		$ 16,903	$ 25,018